Supplement Dated February 6, 2026
To the Prospectuses, Initial Summary Prospectuses, and
Updating Summary Prospectuses dated May 1, 2025, for:

Principal ® Benefit Universal Life
Principal ® Benefit Universal Life II
Principal ® Executive Variable Universal Life
Principal ® Executive Variable Universal Life II
Principal ® Executive Variable Universal Life III
Principal ® Flexible Variable Universal Life
Principal ® Survivorship Flexible Premium Variable Universal Life
Principal ® Variable Universal Life Accumulator
Principal ® Variable Universal Life Accumulator II
Principal ® Variable Universal Life Income
Principal ® Variable Universal Life Income II
Principal ® Variable Universal Life Income IV
PrinFlex Life ®

Issued by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account; and

Principal ® Executive Variable Universal Life III
Principal ® Variable Universal Life Income III
Principal ® Variable Universal Life Income IV

Issued by Principal National Life Insurance Company through its Principal National Life Insurance
Company Variable Life Separate Account; and

Principal ® Freedom Variable Annuity
Principal ® Freedom Variable Annuity 2
Principal ® Flexible Variable Annuity
Principal ® Flexible Variable Annuity with Purchase Payment Credit

Issued by Principal Life Insurance Company through its Principal Life Insurance Company Separate Account B.
This supplement updates information contained in the Prospectuses, Initial Summary Prospectuses, and Updating Summary Prospectuses referenced above.

The following change is made to the name of an underlying mutual fund available under your Contract:

Effective May 1, 2026, the name of the LVIP American Century Disciplined Core Value Fund will change to the LVIP Avantis Large Cap Value Fund.

*** Please retain this supplement for future reference.